Inventory (Details) - CAD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Disclosure of fair value measurement of assets [line items]
Supplies and consumables	$ 15,095	$ 16,125
Merchandise and accessories	1,556	668
Inventory	117,471	135,880
Inventory expensed to cost of goods sold	376,000	414,100
Non-cash expense related to changes in fair value of inventory sold	118,707	149,099
Inventory impairment charges	167,200	176,400
Fair Value Changes on Inventory Sold
Disclosure of fair value measurement of assets [line items]
Inventory impairment charges	82,500	81,600
Cost of Sales Before Fair Value Adjustments
Disclosure of fair value measurement of assets [line items]
Inventory impairment charges	84,700	94,900
Harvested cannabis
Disclosure of fair value measurement of assets [line items]
Work-in-process	41,126	54,406
Finished goods	18,081	14,657
Inventory	59,207	69,063
Extracted cannabis
Disclosure of fair value measurement of assets [line items]
Work-in-process	21,304	30,515
Finished goods	19,536	18,238
Inventory	40,840	48,753
Hemp products
Disclosure of fair value measurement of assets [line items]
Raw materials	773	929
Work-in-process	0	235
Finished goods	0	107
Inventory	773	1,271
Capitalized cost
Disclosure of fair value measurement of assets [line items]
Supplies and consumables	15,095	16,125
Merchandise and accessories	1,556	668
Inventory	97,761	94,111
Capitalized cost | Harvested cannabis
Disclosure of fair value measurement of assets [line items]
Work-in-process	30,693	26,918
Finished goods	13,405	11,768
Inventory	44,098	38,686
Capitalized cost | Extracted cannabis
Disclosure of fair value measurement of assets [line items]
Work-in-process	18,884	21,637
Finished goods	17,355	15,724
Inventory	36,239	37,361
Capitalized cost | Hemp products
Disclosure of fair value measurement of assets [line items]
Raw materials	773	929
Work-in-process	0	235
Finished goods	0	107
Inventory	773	1,271
Fair value adjustment
Disclosure of fair value measurement of assets [line items]
Supplies and consumables	0	0
Merchandise and accessories	0	0
Inventory	19,710	41,769
Fair value adjustment | Harvested cannabis
Disclosure of fair value measurement of assets [line items]
Work-in-process	10,433	27,488
Finished goods	4,676	2,889
Inventory	15,109	30,377
Fair value adjustment | Extracted cannabis
Disclosure of fair value measurement of assets [line items]
Work-in-process	2,420	8,878
Finished goods	2,181	2,514
Inventory	4,601	11,392
Fair value adjustment | Hemp products
Disclosure of fair value measurement of assets [line items]
Raw materials	0	0
Work-in-process	0	0
Finished goods	0	0
Inventory	$ 0	$ 0